Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 6 - Property and Equipment, Net

	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Cost
Computers, manufacturing, peripheral
equipment	186,205	172,342
Office furniture and equipment	3,399	3,214
Leasehold improvements	3,199	2,582

	192,803	178,138
Accumulated depreciation
Computers, manufacturing, peripheral
equipment	148,211	137,658
Office furniture and equipment	2,465	2,081
Leasehold improvements	2,175	1,635

	152,851	141,374

Depreciated cost	39,952	36,764

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 were $10,842 thousand, $10,336 thousand, and $9,335 thousand, respectively.

Changes of property and equipment not resulted in cash outflows as of December 31, 2025, 2024 and 2023 amounted to $965 thousand, $1,819 thousand, and $1,499 thousand, respectively.